Property, plant and equipment - Accumulated depreciation and impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 40,113
Property, plant and equipment at end of the period	41,243	€ 40,113
Balance excluding right of use assets	28,670	28,364
Land and buildings
Reconciliation of property, plant and equipment
Balance excluding right of use assets	1,099	992
Net book value of assets recognised in the course of construction	€ 15	34
Freehold buildings | Minimum
Property, plant and equipment
Useful life	25 years
Freehold buildings | Maximum
Property, plant and equipment
Useful life	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Balance excluding right of use assets	€ 27,571	27,372
Net book value of assets recognised in the course of construction	2,243	1,914
Assets held under operating leases	€ 1,102	1,288
Network infrastructure and other | Minimum
Property, plant and equipment
Useful life	1 year
Network infrastructure and other | Maximum
Property, plant and equipment
Useful life	35 years
Cost
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	€ 74,566	72,517
Exchange movements	213	(1,058)
Arising on acquisition	93	3,691
Additions	5,713	5,237
Disposals	2,612	3,269
Disposal of subsidiaries		2,873
Other	316	321
Property, plant and equipment at end of the period	78,289	74,566
Cost | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	2,261	2,257
Exchange movements	25	(58)
Arising on acquisition	74	49
Additions	47	76
Disposals	100	51
Disposal of subsidiaries		22
Other	8	10
Property, plant and equipment at end of the period	2,315	2,261
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period	72,305	70,260
Exchange movements	188	(1,000)
Arising on acquisition	19	3,642
Additions	5,666	5,161
Disposals	2,512	3,218
Disposal of subsidiaries		2,851
Other	308	311
Property, plant and equipment at end of the period	75,974	72,305
Assets held under operating leases	2,930	2,966
Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(45,847)
Exchange movements	(122)	(519)
Charge for the year	5,766	5,995
Disposals	(2,545)	(3,187)
Disposal of subsidiaries		(2,034)
Other	74	100
Property, plant and equipment at end of the period	(49,619)
Accumulated impairment losses and amortisation | Land and buildings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(1,244)
Exchange movements	(8)	(21)
Charge for the year	39	109
Disposals	(97)	(42)
Disposal of subsidiaries		(17)
Other	(3)	(4)
Property, plant and equipment at end of the period	(1,216)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Property, plant and equipment at beginning of the period		(44,603)
Exchange movements	(114)	(498)
Charge for the year	5,727	5,886
Disposals	(2,448)	(3,145)
Disposal of subsidiaries		(2,017)
Other	77	104
Property, plant and equipment at end of the period	(48,403)
Assets held under operating leases	€ 1,828	€ 1,678